Trade payables and others (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Suppliers (excluding payables related to capital expenditures)	€ 12,924	€ 14,729
Tax and employee-related payables	5,478	7,463
Other payables	13	6,380
Trade payables and others (excluding payables related to capital expenditures)	18,415	28,573
Payables related to capital expenditures	252	0
Payables and others	€ 18,667	€ 28,573